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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2002

Check here if Amendment [ ]  Amendment Number:

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Phoenix Life Insurance Company
         ------------------------------
Address: One American Row, Hartford, CT 06102-5056
         -----------------------------------------

Form 13F File Number:  28-3340
                       ---------------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John H. Beers
         ----------------------------------------
Title:   Vice President and Secretary
         ----------------------------------------
Phone:   (860) 403-5050
         ----------------------------------------

Signature, Place and Date of Signing:

/s/ John H. Beers       Hartford, CT                     August 2, 2002
------------------      --------------------------       -----------------------
(Signature)             (City, State)                    (Date)

All securities with respect to Phoenix Life Insurance Company exercising investment discretion are reported herein. Phoenix Life Insurance Company is affiliated through its parent company, The Phoenix Companies, Inc., with several other institutional managers that manage client assets on a discretionary basis. These entities manage client's securities independently and do not share investment discretion with Phoenix Life Insurance Company. Accordingly, each advisory subsidiary is filing a separate Form 13F Holdings Report governing its activities. Such securities are not included in this report.

The following is a list of related entities that are filing separate reports for their organization: (1) Duff & Phelps Investment Management Co., 55 East Monroe Street, Chicago, Illinois; (2) Roger Engemann & Associates, Inc. reports for itself and its immediate parent, Pasadena Capital Corporation, 600 Rosemead Boulevard, Pasadena, California; (3) Seneca Capital Management, LLC, 909 Montgomery Street, Suite 500, San Francisco, California; (4) Phoenix/Zweig Advisers, LLC and its related subsidiaries, 900 Third Avenue, New York, New York; (5) Phoenix Investment Counsel, Inc., 56 Prospect Street, Hartford, Connecticut; (6) Walnut Asset Management LLC, 1617 John F. Kennedy Blvd., Suite 500, Philadelphia, Pennsylvania; (7) Capital West Asset Management, LLC, 8400 East Prentice Avenue, Suite 1401, Greenwood Village, Colorado; and (8) Kayne Anderson Rudnick Investment Management, LLC, 1800 Avenue of the Stars, Second Floor, Los Angeles, California.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).
[x] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

No.         Form 13 File Number      Name

    2       28 - 4602                P.M. Holdings, Inc.
 -------    ---------                --------------------





                              Form 13F Summary Page

                                 Report Summary:


Number of Other Included Managers:  1

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: $175,521,011.95

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

 No.        Form 13F File Number     Name

    2       28 - 4602                P. M. Holdings, Inc.
 -------    ---------                --------------------


                                                              FORM 13F
                                         REPORTING MANAGER: PHOENIX LIFE INSURANCE COMPANY


           ITEM 1                    ITEM 2  ITEM 3       ITEM 4       ITEM 5               ITEM 6    ITEM 7           ITEM 8
           ------                    ------  ------       ------       ------               ------    ------           ------
                                                                                                                VOTING AUTHORITY
                                                                                                                ----------------
                                                          FAIR       SHARES OR
                                    TITLE    CUSIP        MARKET      PRINCIPAL  SH/ PUT/   INVESTMENT  MANA-    SOLE  SHARED NONE
       NAME OF ISSUER              OF CLASS  NUMBER       VALUE        AMOUNT    PRN CALL   DISCRETION  GERS      (A)   (B)    (C)
       --------------              --------  ------       -----        ------    --- ----   ----------  ----      ---   ---    ---

A D C TELECOMMUNICATIONS            COMMON  000886101    111,532.16    48,704.00 SH          48,704.00   1     48,704.00
------------------------------------------------------------------------------------------------------------------------------------
AGCO CORP                           COMMON  001084102    230,100.00    11,800.00 SH          11,800.00   1     11,800.00
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER                     COMMON  00184A105    178,726.50    12,150.00 SH          12,150.00   1     12,150.00
------------------------------------------------------------------------------------------------------------------------------------
ATMI INC                            COMMON  00207R101    232,871.71    10,410.00 SH          10,410.00   1     10,410.00
------------------------------------------------------------------------------------------------------------------------------------
ACTIVISION INC                      COMMON  004930202    275,634.10     9,485.00 SH           9,485.00   1      9,485.00
------------------------------------------------------------------------------------------------------------------------------------
ACTEL                               COMMON  004934105    296,382.00    14,100.00 SH          14,100.00   1     14,100.00
------------------------------------------------------------------------------------------------------------------------------------
ACTIVE POWER INC.                   COMMON  00504W100     47,836.11    13,251.00 SH          13,251.00   1     13,251.00
------------------------------------------------------------------------------------------------------------------------------------
ADVANCE AUTO PARTS                  COMMON  00751Y106    385,385.69     7,070.00 SH           7,070.00   1      7,070.00
------------------------------------------------------------------------------------------------------------------------------------
AMBAC FINANCIAL GRP INS             COMMON  023139108    282,239.99     4,200.00 SH           4,200.00   1      4,200.00
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL GROUP        COMMON  026874107    431,554.78     6,325.00 SH           6,325.00   1      6,325.00
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN ITALIAN PASTA CO-A         COMMON  027070101    256,989.61     5,040.00 SH           5,040.00   1      5,040.00
------------------------------------------------------------------------------------------------------------------------------------
AMERICAN STANDARD COMPANIES         COMMON  029712106    272,613.00     3,630.00 SH           3,630.00   1      3,630.00
------------------------------------------------------------------------------------------------------------------------------------
APACHE CORP COMMON STOCK            COMMON  037411105    207,100.44     3,603.00 SH           3,603.00   1      3,603.00
------------------------------------------------------------------------------------------------------------------------------------
APPLIED MICRO CIRCUITS CORP COM STK COMMON  03822W109     83,441.93    17,641.00 SH          17,641.00   1     17,641.00
------------------------------------------------------------------------------------------------------------------------------------
ARADIGM CORP COMMON STOCK           COMMON  038505103    130,651.76    29,966.00 SH          29,966.00   1     29,966.00
------------------------------------------------------------------------------------------------------------------------------------
AT&T LATIN AMERICA CORP CL-A        COMMON  04649A106     97,713.00   180,950.00 SH         180,950.00   1    180,950.00
------------------------------------------------------------------------------------------------------------------------------------
BALL CORP                           COMMON  058498106    273,768.00     6,600.00 SH           6,600.00   1      6,600.00
------------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORP                COMMON  060505104    473,171.00     6,725.00 SH           6,725.00   1      6,725.00
------------------------------------------------------------------------------------------------------------------------------------
BECKMAN COULTER INC COM             COMMON  075811109    263,222.50     5,275.00 SH           5,275.00   1      5,275.00
------------------------------------------------------------------------------------------------------------------------------------
BLYTH INC                           COMMON  09643P108    290,346.00     9,300.00 SH           9,300.00   1      9,300.00
------------------------------------------------------------------------------------------------------------------------------------
CHEVRON                             COMMON  166764100    238,950.00     2,700.00 SH           2,700.00   1      2,700.00
------------------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                       COMMON  172967101    538,467.72    13,895.94 SH          13,895.94   1     13,895.94
------------------------------------------------------------------------------------------------------------------------------------
CLARK/BARDES HLDGS INC COM          COMMON  180668105 25,378,780.00 1,111,155.00 SH       1,111,155.00   1  1,111,155.00
------------------------------------------------------------------------------------------------------------------------------------
COMERICA INC                        COMMON  200340107    307,000.00     5,000.00 SH           5,000.00   1      5,000.00
------------------------------------------------------------------------------------------------------------------------------------
COMMERCE ONE                        COMMON  200693109     15,443.20    40,640.00 SH          40,640.00   1     40,640.00
------------------------------------------------------------------------------------------------------------------------------------
COTT CORPORATION                    COMMON  22163N106    284,850.00    15,000.00 SH          15,000.00   1     15,000.00
------------------------------------------------------------------------------------------------------------------------------------
CROSSROADS SYSTEMS                  COMMON  22765D100     13,858.74    13,587.00 SH          13,587.00   1     13,587.00
------------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP              COMMON  228227104    157,200.00    40,000.00 SH          40,000.00   1     40,000.00
------------------------------------------------------------------------------------------------------------------------------------
DIVINE INC -A                       COMMON  255402406    295,217.84    75,696.88 SH          75,696.88   1     75,696.88
------------------------------------------------------------------------------------------------------------------------------------
E.PIPHANY INC                       COMMON  26881V100    112,730.81    25,679.00 SH          25,679.00   1     25,679.00
------------------------------------------------------------------------------------------------------------------------------------
EMMIS COMMUNICATIONS CL A           COMMON  291525103    384,386.60    18,140.00 SH          18,140.00   1     18,140.00
------------------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORP                    COMMON  30231G102    583,109.96    14,250.00 SH          14,250.00   1     14,250.00
------------------------------------------------------------------------------------------------------------------------------------
FEI COMPANY                         COMMON  30241L109    235,541.10     9,610.00 SH           9,610.00   1      9,610.00
------------------------------------------------------------------------------------------------------------------------------------
FAIRMONT HOTELS RESORTS INC         COMMON  305204109    317,867.41    12,330.00 SH          12,330.00   1     12,330.00
------------------------------------------------------------------------------------------------------------------------------------
FERRO CORP                          COMMON  315405100    257,481.00     8,540.00 SH           8,540.00   1      8,540.00
------------------------------------------------------------------------------------------------------------------------------------
FOUR SEASONS HOTELS INC             COMMON  35100E104 16,279,131.25   347,103.00 SH         347,103.00   1    347,103.00
------------------------------------------------------------------------------------------------------------------------------------
FREEMARKETS INC                     COMMON  356602102    240,351.30    17,010.00 SH          17,010.00   1     17,010.00
------------------------------------------------------------------------------------------------------------------------------------
GENERAL DYNAMICS CORP               COMMON  369550108    204,192.00     1,920.00 SH           1,920.00   1      1,920.00
------------------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC                    COMMON  369604103    270,165.00     9,300.00 SH           9,300.00   1      9,300.00
------------------------------------------------------------------------------------------------------------------------------------
GYMBOREE                            COMMON  403777105    229,406.41    14,320.00 SH          14,320.00   1     14,320.00
------------------------------------------------------------------------------------------------------------------------------------
HEALTHSOUTH REHABILITATION          COMMON  421924101    182,897.00    14,300.00 SH          14,300.00   1     14,300.00
------------------------------------------------------------------------------------------------------------------------------------
HIBERNIA CORP                       COMMON  428656102    217,690.01    11,000.00 SH          11,000.00   1     11,000.00
------------------------------------------------------------------------------------------------------------------------------------
HILB ROGAL AND HAMILTON CO          COMMON  431294107 78,551,016.50 1,735,934.00 SH       1,735,934.00   1  1,735,934.00
------------------------------------------------------------------------------------------------------------------------------------
HOMESTORE.COM INC                   COMMON  437852106     28,800.00    20,000.00 SH          20,000.00   1     20,000.00
------------------------------------------------------------------------------------------------------------------------------------
ITT INDUSTRIES                      COMMON  450911102    317,700.00     4,500.00 SH           4,500.00   1      4,500.00
------------------------------------------------------------------------------------------------------------------------------------
INSPIRE PHARMACEUTICALS INC COM     COMMON  457733103     60,830.00    15,800.00 SH          15,800.00   1     15,800.00
------------------------------------------------------------------------------------------------------------------------------------
INTEGRA LIFE SCIENCES CORP          COMMON  457985208    345,390.00    15,880.00 SH          15,880.00   1     15,880.00
------------------------------------------------------------------------------------------------------------------------------------
INTERNET CAPITAL GROUP INC          COMMON  46059C106     21,633.75    80,125.00 SH          80,125.00   1     80,125.00
------------------------------------------------------------------------------------------------------------------------------------
INTERNET SECURITY SYSTEMS           COMMON  46060X107    343,507.84    26,182.00 SH          26,182.00   1     26,182.00
------------------------------------------------------------------------------------------------------------------------------------
INTERWOVEN INC                      COMMON  46114T102     44,456.80    14,576.00 SH          14,576.00   1     14,576.00
------------------------------------------------------------------------------------------------------------------------------------
INTUIT INC                          COMMON  461202103    914,848.00    18,400.00 SH          18,400.00   1     18,400.00
------------------------------------------------------------------------------------------------------------------------------------
J P MORGAN CHASE & CO               COMMON  46625H100    203,519.98     6,000.00 SH           6,000.00   1      6,000.00
------------------------------------------------------------------------------------------------------------------------------------
JEFFERSON-PILOT CORP                COMMON  475070108    211,030.00     4,490.00 SH           4,490.00   1      4,490.00
------------------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON                   COMMON  478160104    313,560.00     6,000.00 SH           6,000.00   1      6,000.00
------------------------------------------------------------------------------------------------------------------------------------
JUNIPER NETWORKS INC                COMMON  48203R104     79,100.00    14,000.00 SH          14,000.00   1     14,000.00
------------------------------------------------------------------------------------------------------------------------------------
LIFEPOINT HOSPITALS INC             COMMON  53219L109    294,837.20     8,120.00 SH           8,120.00   1      8,120.00
------------------------------------------------------------------------------------------------------------------------------------
MGIC INVT CORP WI                   COMMON  552848103    258,318.02     3,810.00 SH           3,810.00   1      3,810.00
------------------------------------------------------------------------------------------------------------------------------------
MCDATA CORPORATION                  COMMON  580031201    307,028.52    34,850.00 SH          34,850.00   1     34,850.00
------------------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC                       COMMON  585055106  2,290,460.97    53,453.00 SH          53,453.00   1     53,453.00
------------------------------------------------------------------------------------------------------------------------------------
MEDSOURCE TECHNOLOGIES INC          COMMON  58505Y103    230,055.00    18,780.00 SH          18,780.00   1     18,780.00
------------------------------------------------------------------------------------------------------------------------------------
METASOLV INC                        COMMON  59139P104     69,346.20    17,380.00 SH          17,380.00   1     17,380.00
------------------------------------------------------------------------------------------------------------------------------------
MICROSOFT                           COMMON  594918104    390,558.00     7,140.00 SH           7,140.00   1      7,140.00
------------------------------------------------------------------------------------------------------------------------------------
MOORE CORP LTD                      COMMON  615785102    316,274.00    27,550.00 SH          27,550.00   1     27,550.00
------------------------------------------------------------------------------------------------------------------------------------
PEC SOLUTIONS                       COMMON  705107100    321,724.00    13,450.00 SH          13,450.00   1     13,450.00
------------------------------------------------------------------------------------------------------------------------------------
PEPSI BOTTLING GROUP INC            COMMON  713409100    227,150.00     7,375.00 SH           7,375.00   1      7,375.00
------------------------------------------------------------------------------------------------------------------------------------
PEPSICO                             COMMON  713448108    210,529.89     4,367.84 SH           4,367.84   1      4,367.84
------------------------------------------------------------------------------------------------------------------------------------
PIXELWORKS INC                      COMMON  72581M107    158,956.95    18,946.00 SH          18,946.00   1     18,946.00
------------------------------------------------------------------------------------------------------------------------------------
POWER INTEGRATIONS                  COMMON  739276103    215,874.00    12,060.00 SH          12,060.00   1     12,060.00
------------------------------------------------------------------------------------------------------------------------------------
PREMCOR INC                         COMMON  74045Q104    280,090.80    10,890.00 SH          10,890.00   1     10,890.00
------------------------------------------------------------------------------------------------------------------------------------
RATIONAL SOFTWRE CORP               COMMON  75409P202    254,510.00    31,000.00 SH          31,000.00   1     31,000.00
------------------------------------------------------------------------------------------------------------------------------------
RESTORATION HARDWARE INC            COMMON  760981100    274,173.01    30,980.00 SH          30,980.00   1     30,980.00
------------------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC              COMMON  78387G103    189,100.00     6,200.00 SH           6,200.00   1      6,200.00
------------------------------------------------------------------------------------------------------------------------------------
S & P 500 DEP RCPTS                 COMMON  78462F103    475,008.00     4,800.00 SH           4,800.00   1      4,800.00
------------------------------------------------------------------------------------------------------------------------------------
SAFEGUARD HEALTH ENTERPRISE         COMMON  786444109    127,300.00    95,000.00 SH          95,000.00   2     95,000.00
------------------------------------------------------------------------------------------------------------------------------------
SILICON LABORATORIES COM            COMMON  826919102    753,621.00    27,850.00 SH          27,850.00   1     27,850.00
------------------------------------------------------------------------------------------------------------------------------------
SYMYX TECHNOLOGIES INC              COMMON  87155S108    147,398.88    10,589.00 SH          10,589.00   1     10,589.00
------------------------------------------------------------------------------------------------------------------------------------
TOWER AUTOMOTIVE INC                COMMON  891707101    245,938.50    17,630.00 SH          17,630.00   1     17,630.00
------------------------------------------------------------------------------------------------------------------------------------
TRICO MARINE SERVICES               COMMON  896106101  5,190,955.00   764,500.00 SH         764,500.00   1    764,500.00
------------------------------------------------------------------------------------------------------------------------------------
TUESDAY MORNING CORP                COMMON  899035505    213,068.80    11,480.00 SH          11,480.00   1     11,480.00
------------------------------------------------------------------------------------------------------------------------------------
US BANCORP                          COMMON  902973304    246,109.00    10,540.00 SH          10,540.00   1     10,540.00
------------------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES                 COMMON  913017109    213,545.50     3,145.00 SH           3,145.00   1      3,145.00
------------------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS              COMMON  92343V104    321,561.35     8,009.00 SH           8,009.00   1      8,009.00
------------------------------------------------------------------------------------------------------------------------------------
VERINT SYSTEMS INC                  COMMON  92343X100    198,488.29    17,570.00 SH          17,570.00   1     17,570.00
------------------------------------------------------------------------------------------------------------------------------------
VIACOM INC-CLASS B                  COMMON  925524308    204,323.85     4,605.00 SH           4,605.00   1      4,605.00
------------------------------------------------------------------------------------------------------------------------------------
VIGNETTE CORP                       COMMON  926734104     98,500.00    50,000.00 SH          50,000.00   1     50,000.00
------------------------------------------------------------------------------------------------------------------------------------
WAL MART STORES INC                 COMMON  931142103    226,174.72     4,111.52 SH           4,111.52   1      4,111.52
------------------------------------------------------------------------------------------------------------------------------------
WEATHERFORD INTERNATIONAL           COMMON  947074100    262,008.00     6,065.00 SH           6,065.00   1      6,065.00
------------------------------------------------------------------------------------------------------------------------------------
WELLPOINT HEALTH NETWORK INC        COMMON  94973H108    222,536.59     2,860.00 SH           2,860.00   1      2,860.00
------------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO & CO                    COMMON  949746101    257,108.16     5,136.00 SH           5,136.00   1      5,136.00
------------------------------------------------------------------------------------------------------------------------------------
WITNESS SYSTEMS INC                 COMMON  977424100     83,866.32    11,364.00 SH          11,364.00   1     11,364.00
------------------------------------------------------------------------------------------------------------------------------------
XICOR                               COMMON  984903104    162,812.00    40,300.00 SH          40,300.00   1     40,300.00
------------------------------------------------------------------------------------------------------------------------------------
INGERSOLL RAND CL A                 COMMON  G4776G101    324,870.90     7,115.00 SH           7,115.00   1      7,115.00
------------------------------------------------------------------------------------------------------------------------------------
PXRE GROUP LTD                      COMMON  G73018106 26,255,440.06 1,131,700.00 SH       1,131,700.00   1  1,131,700.00
------------------------------------------------------------------------------------------------------------------------------------
TOTAL                                                175,521,011.95